Associates and joint ventures	12 Months Ended
Dec. 31, 2021
Disclosure Of Associates And Joint Ventures [Abstract]
Associates and joint ventures
9 Associates and Joint Ventures

	2021		2020		2019

	Total £m	Group’s share £m	Total £m	Group’s share £m	Total £m	Group’s share £m

Revenue	7,668	2,164	7,001	1,983	7,581	2,158

Profit from operations	1,911	567	2,006	591	2,386	704

Net finance costs	13	2	(6)	(2)	(7)	(2)

Profit on ordinary activities before taxation	1,924	569	2,000	589	2,379	702

Taxation on ordinary activities	(499)	(147)	(421)	(125)	(666)	(196)

Profit on ordinary activities after taxation	1,425	422	1,579	464	1,713	506

Non-controlling interests	(22)	(7)	(30)	(9)	(27)	(8)

Post-tax results of associates and joint ventures	1,403	415	1,549	455	1,686	498
Enumerated below are movements that have impacted the post-tax results of associates and joint ventures in 2021, 2020 and 2019. The amounts below were reported as adjusting items under the share of profit from associates in the income statement.
(a) Adjusting items
In 2021, the Group’s interest in ITC Ltd. (ITC) decreased from 29.42% to 29.38% (2020: 29.46% to 29.42%; 2019: 29.57% to 29.46%) as a result of ITC issuing ordinary shares under the ITC Employee Share Option Scheme. The issue of these shares and change in the Group’s share of ITC resulted in a gain of £6 million (2020: £17 million; 2019: £25 million), which is treated as a deemed partial disposal and included in the income statement.
In 2021, due to a challenging operating environment, the investment in Kamaran Industry & Investment Company, one of the Group’s associates in Yemen, was impaired. This resulted in a charge of £18 million to the income statement.
As detailed in note 14, as a result of the liquidation of Tisak d.d., the Group reclassified the foreign exchange previously recognised in other comprehensive income to the income statement. This resulted in a credit of £2 million to the income statement.
Also, in 2021, the Group incurred a £2 million charge in relation to the amortisation of acquired intangibles associated with the acquisition of Organigram in March 2021, as described in note 14.
In 2020, ITC recognised a charge in respect of the cost of leaf tobacco stocks destroyed in a third-party warehouse fire, the Group’s share of which was £4 million.
(b) Other financial information
The Group’s share of the results of associates and joint ventures is shown in the table below.

	2021	2020	2019

	Group’s share £m	Group’s share £m	Group’s share £m

Profit on ordinary activities after taxation

– attributable to owners of the Parent	415	455	498

Other comprehensive income:

Items that may be reclassified to profit and loss	(17)	(98)	(115)

Items that will not be reclassified to profit and loss	14	(34)	7

Total comprehensive income	412	323	390
Summarised financial information of the Group’s associates and joint ventures is shown below.

	2021

	ITC £m	Others £m	Total £m

Revenue	5,312	2,356	7,668

Profit on ordinary activities before taxation	1,931	(7)	1,924

Post-tax results of associates and joint ventures	1,427	(24)	1,403

Other comprehensive income	(11)	–	(11)

Total comprehensive income	1,416	(24)	1,392

	2020

	ITC £m	Others £m	Total £m

Revenue	4,892	2,109	7,001

Profit on ordinary activities before taxation	1,930	70	2,000

Post-tax results of associates and joint ventures	1,495	54	1,549

Other comprehensive income	(450)	–	(450)

Total comprehensive income	1,045	54	1,099

	2019

	ITC £m	Others £m	Total £m

Revenue	5,556	2,025	7,581

Profit on ordinary activities before taxation	2,322	57	2,379

Post-tax results of associates and joint ventures	1,646	40	1,686

Other comprehensive income	(365)	–	(365)

Total comprehensive income	1,281	40	1,321